Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Equity	Equity
The authorized share capital of the Company as of June 30, 2025 and December 31, 2024 is $140,010,000 represented by 140,010,000 authorized common shares of par value $1.00 each.

In March 2025, the Company issued 2,650,000 common shares of par value $1.00 each, in a private placement at a price of $5.73 per share, with the net proceeds from the private placement to be used for general corporate purposes.

In April 2025, the Board approved a grant of 200,000 share options to key human resources. The share options granted have a five-year term and cliff vest three years from the grant date. The exercise price is $7.50 per share and will be reduced by any dividends and cash distributions paid.

The following cash distributions were declared in the six months ended June 30, 2025:

Relevant period	Declaration date	Amount per share (in $)	Payment date
December 2024	January 7, 2025	0.005	February 5, 2025
January 2025	February 10, 2025	0.005	March 5, 2025
February 2025	March 6, 2025	0.005	April 22, 2025
March 2025	April 3, 2025	0.04	May 2, 2025
April 2025	May 7, 2025	0.025	June 3, 2025
May 2025	June 5, 2025	0.03	July 3, 2025

The above cash distributions were made from the Company's Contributed Surplus account.